Intangible assets - Future amortization charges (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2026	$ 3,625
2027	2,670
2028	1,476
2029	1,223
2030 and beyond	11,458
Total intangible assets subject to amortization, net	$ 20,452